Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 2,022,713	$ 1,429,412	$ 917,495
Accounts receivable, net of allowance for doubtful accounts of $25,000, $0 and $0 respectively	99,649	19,050	8,159
Inventory, at cost	820,674	656,992	1,554,807
Prepaid and other current assets	2,500	2,500	30,000
Total Current Assets	2,945,536	2,107,954	2,510,461
Property and equipment, net of accumulated depreciation of $189,561, $44,538 and 8839 respectively	3,664,863	2,561,384	50,616
Deferred tax asset	456,500	456,500	456,500
Intangible assets, net of accumulated amortization of $175,745, $151,511 and 103044 respectively	551,255	575,489	623,956
Investment in joint ventures	490,410	490,410	490,410
Total Assets	8,108,564	6,191,737	4,131,943
Current Liabilities
Accounts payable	503,337	291,249	378,215
Accrued expenses	162,537	125,011	31,495
Deferred revenue and customer deposits	279,996	326,662	569,994
Due to stockholder		210,500	10,000
Due to related parties	3,676	13,400	46,692
Total Current Liabilities	949,546	966,822	1,036,396
Total Liabilities	949,546	966,822	1,036,396
Stockholders' Equity
Preferred stock: $0.001 par; 10,000,000 authorized; 1,000,000 issued and outstanding at June 30, 2012 and 2000 issued and outstanding December 31, 2011 and December 31, 2010 respectively	1,000	2	2
Common stock: $0.001 par; 900,000,000 authorized; 17,721,569 and 15,438,932 issued and outstanding, respectively	17,722	15,439	12,344
Additional paid-in capital	15,116,341	10,334,904	5,291,569
Issued and unearned stock compensation	(18,333)	(28,333)	(48,333)
Accumulated deficit	(7,957,712)	(5,097,097)	(2,160,035)
Total Stockholders' Equity	7,159,018	5,224,915	3,095,547
Total Liabilities and Stockholders' Equity	$ 8,108,564	$ 6,191,737	$ 4,131,943